Contingencies - Additional Information (Detail) $ in Thousands				1 Months Ended	12 Months Ended
	Oct. 28, 2019 MXN ($)	Nov. 26, 2014 MXN ($)	Oct. 01, 2013 ha Proceeding	Feb. 29, 2016	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Jun. 19, 2018 MXN ($)
Disclosure Of Contingent Liabilities [Line Items]
Area of land | ha			154
Number of legal proceedings filed by the participants in the ejido Valle de Banderas | Proceeding			4
Percentage of maintaining jointly				10.00%
Percentage of capital stock				10.00%
Resolution issued by the Superior Court of Justice of Mexico City					The validity of the Company's bylaws, which states that Grupo México, S.A.B. de C.V. and Infraestructura y Transportes México, S.A. de C.V. violate the bylaws by maintaining jointly a percentage higher than 10% allowed in Article X of the Company's bylaws, therefore, is ordering to Grupo México, S.A.B. de C.V. and Infraestructura y Transportes México, S.A. de C.V. the sale of the Series "B" shares which exceed 10% of the capital stock and instructs that the sale must be made through a procedure called "Initial Public Offering", under the terms of the law and in accordance with Article XII of the Company´s bylaws.
Percentage of ownership in company shares					10.60%
Airport Landing Rights [Member]
Disclosure Of Contingent Liabilities [Line Items]
Loss of commercial revenues					$ 16,700	$ 28,500	$ 8,100	$ 9,000	$ 19,200
Tijuana municipal authority [Member]
Disclosure Of Contingent Liabilities [Line Items]
Payment of property tax		$ 234,780
Amount of bond as collateral		$ 234,780								$ 122,926
Hermosillo municipal authority [Member]
Disclosure Of Contingent Liabilities [Line Items]
Payment of property tax	$ 10,197